Other Income, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Analysis of income and expense [abstract]
Government grants funding amount receivable	$ 100,000,000		$ 100,000,000
Payroll and salary expense	470,783
Reimbursement from grant funds	19,156,398
Capital expenditure	52,968,336	$ 9,321,453
Capital expenditure claims offset against construction in progress additions in property, plant and equipment	$ 18,677,454